Credit Facilities and Guarantees	12 Months Ended
Jul. 03, 2016
Debt Disclosure [Abstract]
Credit Facilities and Guarantees

CREDIT FACILITIES AND GUARANTEES

STRATTEC has a $30 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. ADAC-STRATTEC LLC has a $20 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A., which is guaranteed by STRATTEC. The credit facilities both expire on August 1, 2019. Borrowings under either credit facility are secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under the STRATTEC Credit Facility is at varying rates based, at our option, on the LIBOR plus 1.0 percent or the bank’s prime rate. Interest on borrowings under the ADAC-STRATTEC Credit Facility for periods prior to January 22, 2014 was at varying rates based, at our option, on LIBOR plus 1.75 percent or the bank’s prime rate. As a result of an amendment to the ADAC-STRATTEC Credit Facility, effective January 22, 2014 and thereafter, interest on borrowings under this facility is based, at our option, on LIBOR plus 1.0 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the applicable borrower to maintain a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio as well as the requirements for a capital contribution to ADAC-STRATTEC LLC of $6 million collectively from STRATTEC and ADAC to be completed by September 30, 2016. STRATTEC’s portion of the required capital contribution will be $3.06 million. As of July 3, 2016, we were in compliance with all financial covenants.

Outstanding borrowings under the credit facilities referenced in the above paragraph as of the end of 2016 and 2015 were as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
STRATTEC Credit Facility	$11,500	$7,000
ADAC-STRATTEC Credit Facility	$8,500	$3,000

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2016 and 2015 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	Years Ended		Years Ended
	July 3, 2016	June 28, 2015	July 3, 2016	June 28, 2015
STRATTEC Credit Facility	$7,608	$2,288	1.5%	1.2%
ADAC-STRATTEC Credit Facility	$4,443	$3,666	1.3%	1.2%

We believe that the credit facilities referenced above are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.

SAL LLC had a $1.5 million revolving credit facility with BMO Harris Bank N.A. with a maturity date of February 16, 2016, which was fully guaranteed by STRATTEC. Interest on borrowings under the STRATTEC Advanced Logic Credit Facility (the “SAL Credit Facility”) is at varying rates based, at SAL LLC’s option, on LIBOR plus 1.0 percent or the bank’s prime rate. Outstanding borrowings under the SAL Credit Facility as of February 16, 2016 and June 28, 2015 totaled $1.5 million and $995,000, respectively. SAL LLC did not have cash available to pay the outstanding debt balance as of the maturity date. Therefore, STRATTEC made a payment of $1.5 million on its guarantee on February 16, 2016. Prior to making the guarantee payment, STRATTEC had a recorded liability related to the guarantee of $1.5 million and $995,000 at February 16, 2016 and June 28, 2015, respectively, which amounts were equal to the estimated fair value of the guarantee as of these dates. Effective November 1, 2014, a license agreement was signed with Westinghouse allowing SAL LLC to do business as Westinghouse Security. STRATTEC guaranteed payments under the Westinghouse agreement. As of July 3, 2016 and June 28, 2015, STRATTEC had recorded a liability related to the guarantee of $250,000, which amount is equal to the amount of the future payments required under the Westinghouse agreement as of July 3, 2016 and June 28, 2015, and which amount is also equal to the estimated fair value of the guarantee as of these dates. See further discussion under Equity (Loss) Earnings of Joint Ventures included herein.